Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

November 30, 2019

Dates Covered
Collections Period	11/01/19 - 11/30/19
Interest Accrual Period	11/15/19 - 12/15/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/19	431,391,557.08	24,652
Yield Supplement Overcollateralization Amount 10/31/19	26,045,575.39	0
Receivables Balance 10/31/19	457,437,132.47	24,652
Principal Payments	16,305,854.61	514
Defaulted Receivables	799,758.20	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/19	24,653,573.11	0
Pool Balance at 11/30/19	415,677,946.55	24,101

Pool Statistics	$ Amount	# of Accounts
Pool Factor	49.97%
Prepayment ABS Speed	1.25%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	4,631,425.46	216
Past Due 61-90 days	1,488,790.30	66
Past Due 91-120 days	292,160.50	17
Past Due 121+ days	0.00	0
Total	6,412,376.26	299

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.46%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	395,350.18
Aggregate Net Losses/(Gains) - November 2019	404,408.02
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.06%
Prior Net Losses Ratio	0.63%
Second Prior Net Losses Ratio	0.53%
Third Prior Net Losses Ratio	0.73%
Four Month Average	0.74%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.74%

Overcollateralization Target Amount	11,015,465.58
Actual Overcollateralization	11,015,465.58
Weighted Average APR	2.97%
Weighted Average APR, Yield Adjusted	6.08%
Weighted Average Remaining Term	46.67

Flow of Funds	$ Amount

Collections	17,804,479.75
Investment Earnings on Cash Accounts	4,614.72
Servicing Fee	(381,197.61)
Transfer to Collection Account	0.00
Available Funds	17,427,896.86

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	942,592.65
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	4,281,734.27
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	11,015,465.58
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,123,330.69

Total Distributions of Available Funds	17,427,896.86

Servicing Fee	381,197.61
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 11/15/19	419,959,680.82
Principal Paid	15,297,199.85
Note Balance @ 12/16/19	404,662,480.97

Class A-1
Note Balance @ 11/15/19	0.00
Principal Paid	0.00
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-2
Note Balance @ 11/15/19	50,919,680.82
Principal Paid	15,297,199.85
Note Balance @ 12/16/19	35,622,480.97
Note Factor @ 12/16/19	13.0580942%

Class A-3
Note Balance @ 11/15/19	272,800,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	272,800,000.00
Note Factor @ 12/16/19	100.0000000%

Class A-4
Note Balance @ 11/15/19	71,720,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	71,720,000.00
Note Factor @ 12/16/19	100.0000000%

Class B
Note Balance @ 11/15/19	24,520,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	24,520,000.00
Note Factor @ 12/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,007,366.32
Total Principal Paid	15,297,199.85
Total Paid	16,304,566.17

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	109,052.98
Principal Paid	15,297,199.85
Total Paid to A-2 Holders	15,406,252.83

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	0.00
Total Paid to A-3 Holders	652,446.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2547535
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.0538586
Total Distribution Amount	20.3086121

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3997543
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	56.0747795
Total A-2 Distribution Amount	56.4745338

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3916667

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	279.90
Noteholders' Principal Distributable Amount	720.10

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/19	2,042,854.72
Investment Earnings	2,792.80
Investment Earnings Paid	(2,792.80)
Deposit/(Withdrawal)	-
Balance as of 12/16/19	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72